Summary of Significant Accounting Policies (Tables)	5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of basic and diluted net loss per share for each class of common stock
	For the period from August 11, 2020 (inception) through December 31, 2020
	Class A	Class B
Basic and diluted net loss per common share:
Numerator:
Allocation of net loss	$(2,841,640)	$(1,381,893)

Denominator:
Basic and diluted weighted average common shares outstanding	5,911,972	2,875,000
Basic and diluted net loss per common share	$(0.48)	$(0.48)

	For the Three Months Ended September 30, 2021		For the Nine Months Ended September 30, 2021		For the Period from August 11 (Inception) to September 30, 2020

	Class A	Class B	Class A	Class B	Class B
Basic and diluted net income (loss) per common share:
Numerator:
Allocation of net income (loss)	$479,385	$65,102	$(420,345)	$(87,867)	$(2,065)
Denominator:
Basic and diluted weighted average common shares outstanding	27,600,000	3,066,666	26,184,615	3,046,153
Basic and diluted net income (loss) per common share	$0.04	$0.04	$(0.04)	$(0.04)	$—

Schedule of balance sheet
	As Previously Reported	Adjustments	As Restated
Balance sheet as of March 31, 2021 (unaudited)
Total assets	$115,725,964	—	$115,725,964
Total liabilities	$10,894,008	—	$10,894,008
Class A common stock subject to possible redemption	99,831,950	15,168,050	115,000,000
Preferred stock	—	—	—
Class A common stock	152	(152)	—
Class B common stock	288	—	288
Additional paid-in capital	7,233,231	(7,233,231)	—
Accumulated deficit	(2,233,665)	(7,934,667)	(10,168,332)
Total stockholders’ equity (deficit)	$5,000,006	$(15,168,050)	$(10,168,044)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$115,725,964	$—	$115,725,964
	As Previously Reported	Adjustments	As Restated
Balance sheet as of June 30, 2021 (unaudited)
Total assets	$115,464,516	—	$115,464,516
Total liabilities	$13,675,127	—	$13,675,127
Class A common stock subject to possible redemption	96,789,380	18,210,620	115,000,000
Preferred stock	—	—	—
Class A common stock	182	(182)	—
Class B common stock	288	—	288
Additional paid-in capital	10,275,771	(10,275,771)	—
Accumulated deficit	(5,276,232)	(7,934,667)	(13,210,899)
Total stockholders’ equity (deficit)	$5,000,009	$(18,210,620)	$(13,210,611)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$115,464,516	$—	$115,464,516

Schedule of supplemental disclosure of noncash financing activities
	As Previously Reported	Adjustments	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Change in value of Class A common stock subject to possible redemption	$1,989,870	$(1,989,870)	$—
	As Previously Reported	Adjustments	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Change in value of Class A common stock subject to possible redemption	$(1,052,700)	$1,052,700	$—

Schedule of weighted average shares outstanding and basic and diluted net income (loss) per common share
	Net Income Per Share
	As Reported	Adjustment	As Restated
Three Months Ended March 31, 2021 (Unaudited)
Net income	$1,989,868	$—	$1,989,868
Weighted average shares outstanding – Class A common stock	11,500,000	—	11,500,000
Basic and diluted net income per share – Class A common stock	$0.00	$0.14	$0.14
Weighted average shares outstanding – Class B common stock	2,875,000	—	2,875,000
Basic and diluted net income per share – Class B common stock	$0.69	$(0.55)	$0.14
	Net Loss Per Share
	As Reported	Adjustment	As Restated
Three Months Ended June 30, 2021 (Unaudited)
Net loss	$(3,042,567)	$—	$(3,042,567)
Weighted average shares outstanding – Class A common stock	11,500,000	—	11,500,000
Basic and diluted net loss per share – Class A common stock	$0.00	$(0.21)	$(0.21)
Weighted average shares outstanding – Class B common stock	2,875,000	—	2,875,000
Basic and diluted net loss per share – Class B common stock	$(1.06)	$0.85	$(0.21)
	Net Loss Per Share
	As Reported	Adjustment	As Restated
Six Months Ended June 30, 2021 (Unaudited)
Net loss	$(1,052,699)	$—	$(1,052,699)
Weighted average shares outstanding – Class A common stock	11,500,000	—	11,500,000
Basic and diluted net loss per share – Class A common stock	$0.00	$(0.07)	$(0.07)
Weighted average shares outstanding – Class B common stock	2,875,000	—	2,875,000
Basic and diluted net loss per share – Class B common stock	$(0.37)	$0.30	$(0.07)

Ambulnz, Inc. [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Summary of estimated useful live
Asset Category	Estimated Useful Lives
Buildings	39 years
Office equipment and furniture	3 years
Vehicles	5-8 years
Medical equipment	5 years
Leasehold improvements	Shorter of useful life of asset or lease term

Asset Category	Estimated Useful Lives
Buildings	39 years
Office equipment and furniture	3 years
Vehicles	5 – 8 years
Medical equipment	5 years
Leasehold improvements	Shorter of useful life of asset or lease term

Schedule of revenue disaggregated
	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Primary Geographical Markets
United States	$83,286,509	$25,345,926	$190,595,217	$58,916,146
United Kingdom	2,552,479	1,590,687	6,799,162	3,934,287
Total revenue	$85,838,988	$26,936,613	$197,394,379	$62,850,433

Major Segments/Service Lines
Core Transportation Services	$17,916,162	$15,242,251	$65,657,141	$47,577,542
Mobile Health	67,922,826	11,694,362	131,737,238	15,272,891
Total revenue	$85,838,988	$26,936,613	$197,394,379	$62,850,433

	For the Years Ended December 31,
	2020	2019
Primary Geographical Markets
United States	$88,362,445	$45,931,306
United Kingdom	5,728,213	2,367,806
Total revenue	$94,090,658	$48,299,112

Major Segments/Service Lines
Transportation Services	$63,188,855	$46,424,896
Mobile Health	30,901,803	1,874,216
Total revenue	$94,090,658	$48,299,112